Income Tax Expense	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Income tax expense
17.	Income tax expense

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Current year	—	—	—	—

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and (loss)/profit before income tax presented in the consolidated financial statements:

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
(Loss)/Profit before income tax	(98,603)	7,079,243	(18,074,094)	(2,326,826)
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	(16,269)	1,168,075	(2,982,226)	(383,926)
Tax relief of 8.25% on the first HK$2 million	—	(165,000)	—	—

Tax effect of:
Expenses and losses not deductible for tax purposes	106,955	119,541	2,093,394	269,500
Income not subject to tax	(227,093)	(41,543)	(315,153)	(40,572)
Utilization of previously unrecognized deferred tax assets	—	(1,081,073)	—	—
Deferred tax assets not recognized	136,407	—	1,203,985	154,998
Income tax expense	—	—	—	—

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Group has unrecognized tax losses of approximately HK$14,412,000 as of December 31, 2023 and approximately HK$21,709,000 (US$2,794,778) as of December 31, 2024, respectively, which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The above deferred tax assets for the tax losses have not been recognized as the future profit streams are not probable against which the deductible temporary difference can be utilized. The tax losses have no expiry date.

Hong Kong Income Tax

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

British Virgin Islands

The Company established under the BVI Act is exempted from BVI income taxes.